INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Income Taxes Tables
Schedule of Deferred Tax Assets and Liabilities
	May 31,	August 31,
	2020	2019
Deferred tax asset attributable to:
Net operating loss carry over	$288,740	$201,056
Less: valuation allowance	(288,740)	(201,056)
Net deferred tax asset	$—	$—

	August 31,
	2019	2018
Deferred tax asset attributable to:
Net operating loss carry over	$201,056	$149,948
Less: valuation allowance	(201,056)	(149,948)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
	Nine months ended
	May 31,
	2020	2019
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

	2019	2018
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%